Annual Total Returns (Bar Chart) - Mutual Shares Trust (Mutual Shares Trust, Series NAV, Mutual Shares Trust)	12 Months Ended
May 01, 2011
Mutual Shares Trust | Series NAV, Mutual Shares Trust
Bar Chart Table:
2008	(37.86%)
2009	27.31%
2010	11.49%